Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Benefit Plans [Abstract]
Benefit plan expenses	$ 0.7	$ 0.5	$ 1.4	$ 0.8